SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    KS Management Corp.

Address: 11 West 42nd Street, 30th Floor
         New York, New York 10036

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jack Swain
Title:  Chief Investment Officer/Chief Compliance Officer
Phone:  (212) 764-3500


Signature, Place and Date of Signing:


/s/  Jack Swain          New York, New York             May 5, 2006
------------------     ---------------------         ---------------------
   [Signature]             [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       37

Form 13F Information Table Value Total:       $152,344



List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2     COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
                                TITLE
                                  OF                     VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP   (X$1000)  PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                  -----           -----   --------  -------    --- ----   ----------  --------  ----  ------  ----
ABGENIX INC                     COM           00339B107     3937     175000   SH           SOLE               SOLE
ALBERTSONS INC                  COM           013104104     7855     306000   SH           SOLE               SOLE
ANTEON INTL CORP                COM           03674E108    10192     186800   SH           SOLE               SOLE
ARDEN RLTY INC                  COM           039793104     7492     166000   SH           SOLE               SOLE
ARTESYN TECHNOLOGIES INC        COM           043127109     2847     260000   SH           SOLE               SOLE
BEDFORD PPTY INVS INC           COM PAR $.02  076446301     2012      74700   SH           SOLE               SOLE
BELLSOUTH CORP                  COM           079860102     4055     117000   SH           SOLE               SOLE
BURLINGTON RES INC              COM           122014103    16466     179158   SH           SOLE               SOLE
CALIFORNIA COASTAL CMNTYS IN    COM NEW       129915203     3369      90810   SH           SOLE               SOLE
CARRAMERICA RLTY CORP           COM           144418100     4019      90100   SH           SOLE               SOLE
CHIQUITA BRANDS INTL INC        COM           170032809      713      42498   SH           SOLE               SOLE
CONSTELLATION ENERGY GROUP I    COM           210371100     7769     142000   SH           SOLE               SOLE
EXCEL TECHNOLOGY INC            COM           30067T103     3877     131573   SH           SOLE               SOLE
GLOBIX CORPORATION              COM NEW       37957F200      157      57339   SH           SOLE               SOLE
GOLD BANC CORP INC              COM           379907108     2939     160414   SH           SOLE               SOLE
HAYES LEMMERZ INTL INC          COM NEW       420781304       78      28696   SH           SOLE               SOLE
INDEPENDENCE CMNTY BK CORP      COM           453414104     4168     100000   SH           SOLE               SOLE
INTRADO INC                     COM           46117A100     4115     158400   SH           SOLE               SOLE
J JILL GROUP INC                COM           466189107     2599     108700   SH           SOLE               SOLE
KEYSPAN CORP                    COM           49337W100     2044      50000   SH           SOLE               SOLE
LAFARGE NORTH AMERICA INC       COM           505862102     4133      49200   SH           SOLE               SOLE
LORAL SPACE & COMMUNICATIONS    COM           543881106     1972      68577   SH           SOLE               SOLE
MATRIXONE INC                   COM           57685P304     4010     560000   SH           SOLE               SOLE
MAXTOR CORP (NEW)               COM NEW       577729205     5163     540000   SH           SOLE               SOLE
MERISTAR HOSPITALITY CORP       COM           58984Y103     3931     378800   SH           SOLE               SOLE
MIRANT CORP NEW                 COM           60467R100     4765     190583   SH           SOLE               SOLE
NORTH FORK BANCORPORATION NY    COM           659424105     1961      68000   SH           SOLE               SOLE
NORTHWESTERN CORP               COM NEW       668074305     7163     230000   SH           SOLE               SOLE
NRG ENERGY INC                  COM NEW       629377508     1032      22830   SH           SOLE               SOLE
PETROLEUM GEO SVCS ASA NEW      SPONSORED ADR 716599105      919      19777   SH           SOLE               SOLE
PUBLIC SVC ENTERPRISE GROUP     COM           744573106     3971      62000   SH           SOLE               SOLE
RENAL CARE GROUP INC            COM           759930100     5829     121600   SH           SOLE               SOLE
STEWART & STEVENSON SVCS INC    COM           860342104     2138      58600   SH           SOLE               SOLE
TRUMP ENTMT RESORTS INC         COM           89816T103      600      32396   SH           SOLE               SOLE
UICI                            COM           902737105     3903     105500   SH           SOLE               SOLE
USA MOBILITY INC                COM           90341G103      687      24154   SH           SOLE               SOLE
WESTERN SILVER CORP             COM           959531104     9464     405400   SH           SOLE               SOLE
                                                          152344    5562605






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